S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 30, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

The letter agreement will also provide that the sponsor and each director and officer agree to vote any founder shares, private placement shares and any public shares they may own in favor of a proposed initial business combination if we seek shareholder approval for such business combination and in favor of any proposals recommended by our board of directors in connection with such business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). Further, our sponsor, directors and officers also agree not to redeem any public shares they may hold in connection with such shareholder approval. The letter agreement may not be changed, amended, modified or waived as to any particular provision, except by a written instrument executed by (i) each director and officer signatory to the letter agreement with respect to herself or himself, as applicable, to the extent she or he are the subject of any such change, amendment, modification or waiver, (ii) us, and (iii) our sponsor. Changes, amendments, modifications or waivers to the transfer restrictions that occur within 180 days after the date of this prospectus will require the written consent of the underwriter of this offering. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement. Any such amendments to the letter agreement would not require approval from our shareholders and may have an adverse effect on the value of an investment in our securities. For more information, also see “Risk Factors — Risks Relating to our Sponsor and Management Team — Our letter agreement with our sponsor, officers and directors may be amended without shareholder approval” and “Underwriting.”

In order to facilitate our initial business combination or for any other reason determined by our sponsor, our sponsor may, with our consent, (i) surrender or forfeit, transfer or exchange our founder shares, private placement units and securities underlying the private placement units or any of our other securities held by it, including for no consideration in connection with a PIPE financing or otherwise, (ii) subject any such securities to earn-outs or other restrictions, and (iii) enter into any other arrangements with respect to any such securities.

We may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement units and securities underlying the private placement units or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that, our sponsor and our officers and directors may divest their ownership or economic interests in us or in our sponsor, which would likely result in our loss of certain key personnel. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination. See “Risk Factors — Risks Relating to Our Sponsor and Management Team — The ownership interest of our sponsor may change, and our sponsor may divest its ownership interest in us at a time when we are still searching for a business combination target, which could deprive us of key personnel and advisors.”

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our sponsor, officers, directors and director nominees.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates and funds and accounts advised by such members, or any affiliates of our sponsor or any employee of such affiliates; (b) in the case of an individual, by gift to such person’s immediate family, any estate planning vehicle, or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) in the event of our liquidation prior to the completion of our initial business combination; (g) pro rata distributions from our sponsor to its members pursuant to our sponsor’s limited liability company agreement; (h) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (h); or (j) in the event of our liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided, however, that in the case of clauses (a) through (h) and (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The private placement units are not transferable or saleable until 30 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our sponsor and Averin Health.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
Units, Warrants, Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our sponsor, officers, directors and director nominees.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	No transfer without the prior written consent of Deutsche Bank Securities Inc., provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s overallotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).